Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	000-55806
Entity Registrant Name	Photozou Holdings, Inc.
Entity Central Index Key	0001627469
Entity Tax Identification Number	90-1260322
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false